Operating segments (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure of operating segments [abstract]
Summary of operating segments

	2021	2020

RxCrossroads	$68,917	$63,909

Others	906	2,144

	$69,823	$66,053